INVENTORIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Cost of Goods and Services Sold	$ 336,085	$ 253,163	$ 1,630,166	$ 402,665
Inventory Cost [Member]
Cost of Goods and Services Sold	$ 299,795	$ 237,000